Summary of warrant activity for the year ended (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of warrant activity for the year ended
Summary of warrant activity for the year ended

A summary of warrant activity for the three months ended March 31, 2013 is presented below:

Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	Intrinsic
	Warrants	price	life (years)	Value
Outstanding December 31, 2012	200,000	$1.20
Granted	-	-
Exercised	-	-
Forfeited or cancelled	-	-
Expired	-	-
Outstanding March 31, 2013	200,000	$1.20	1.33	$59,467

A Summary of warrant activity

A summary of warrant activity for the year ended December 31, 2012 is presented below:

Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	intrinsic
	Warrants	price	life (years)	value
Outstanding December 31, 2011	200,000	$1.20	2.58	$59,467
Granted	-	-
Exercised	-	-
Forfeited or cancelled	-	-
Expired	-	-
Outstanding December 31, 2012	200,000	$1.20	1.58	$59,467